Investments - Schedule of Amortized Cost, Gross Unrealized Gains and Losses, Fair Value, and Other-Than-Temporary-Impairment of Fixed Maturity and Equity Securities - Additional Information (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Investments
Fair Value	$ 1,293,532
Cost or Amortized Cost	1,123,834
Pre-refunded bonds
Investments
Fair Value	$ 5,296	$ 16,607
Credit concentration | Corporate fixed maturity and equity securities | Investment rated as investment grade | Energy Sector
Investments
Concentration percentage	93.00%	95.00%
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | Energy Sector
Investments
Cost or Amortized Cost	$ 107,687	$ 253,847
Gross Unrealized Gains	15,371	9,743
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | Europe
Investments
Cost or Amortized Cost	98,886	300,740
Gross Unrealized Gains	$ 14,809	$ 33,752
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | Other individual European countries
Investments
Concentration percentage	34.00%	27.00%
Investment portfolio | Credit concentration | States, municipalities and political subdivisions | Municipal revenue bonds
Investments
Concentration percentage	51.00%	31.00%
Investment portfolio | Credit concentration | States, municipalities and political subdivisions | Municipal revenue bonds | Individual U. S. states
Investments
Concentration percentage	0.50%	0.50%
Investment portfolio | Credit concentration | States, municipalities and political subdivisions | Corporate fixed maturity and equity securities | United Kingdom
Investments
Concentration percentage	4.00%	5.00%